Property and Equipment - Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 34,427
2015	24,681
2016	16,510
2017	10,725
2018	6,866
2019 and thereafter	44,653
Total minimum obligations	137,862
Non-Related Party Operating Leases [Member]
Operating Leased Assets [Line Items]
2014	34,062
2015	24,316
2016	16,145
2017	10,420
2018	6,866
2019 and thereafter	44,653
Total minimum obligations	136,462
Related Party Operating Lease [Member]
Operating Leased Assets [Line Items]
2014	365
2015	365
2016	365
2017	305
Total minimum obligations	$ 1,400